Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Balances and Transactions
Related Party Balances and Transactions

26.  Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Kunshan Siwopu Intelligent Equipment Co., Ltd.	Affiliate
Nanjing Weibang Transmission Technology Co., Ltd.	Affiliate
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	Affiliate
Wuhan Weineng Battery Assets Co., Ltd.	Affiliate
Xunjie Energy (Wuhan) Co., Ltd.	Affiliate
Beijing Bitauto Interactive Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Bit Ep Information Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Chehui Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Beijing Weixu Business Consulting Co., Ltd.	Controlled by Principal Shareholder
Beijing Xinyi Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Beijing Yiche Information Science and Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Yiche Interactive Advertising Co., Ltd.	Controlled by Principal Shareholder
Bite Shijie (Beijing) Keji Co., Ltd.	Controlled by Principal Shareholder
Huang River Investment Limited	Controlled by Principal Shareholder
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	Controlled by Principal Shareholder
Serene View Investment Limited	Controlled by Principal Shareholder
Shanghai Weishang Business Consulting Co., Ltd.	Controlled by Principal Shareholder
Shanghai Yiju Information Technology Co., Ltd.	Controlled by Principal Shareholder
Tianjin Boyou Information Technology Co., Ltd.	Controlled by Principal Shareholder
Wistron Info Comm (Kunshan) Co., Ltd.	Subsidiary’s non-controlling shareholder
Xtronics Innovation Ltd.	Subsidiary’s non-controlling shareholder

In December 2020, Mr. Bin Li resigned as chairman of the Board in Beijing Bitauto Interactive Technology Co., Ltd Since then, Beijing Bitauto Interactive Technology Co., Ltd., Beijing Xinyi Hudong Guanggao Co., Ltd., Bite Shijie (Beijing) Keji Co., Ltd. and Beijing Chehui Hudong Guanggao Co., Ltd. were no longer controlled by Mr. Bin Li, and were no longer the Group's related parties.

(a) The Group entered into the following significant related party transactions:

(i) Provision of service

For the years ended December 31, 2019, 2020 and 2021, service income was primarily generated from property management and miscellaneous research and development services the Group provided to its related parties.

	For the Year Ended December 31,
	2019	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	—	38	56,095
Nanjing Weibang Transmission Technology Co., Ltd	2,417	1,523	1,586
Beijing Weixu Business Consulting Co., Ltd.	—	—	220
Shanghai Weishang Business Consulting Co., Ltd.	1,806	—	—
Total	4,223	1,561	57,901

(ii) Acceptance of advertising and IT support services

	For the Year Ended December 31,
	2019	2020	2021
Beijing Bit Ep Information Technology Co., Ltd.	3,627	4,159	4,533
Beijing Yiche Interactive Advertising Co., Ltd.	6,132	—	472
Tianjin Boyou Information Technology Co., Ltd.	264	1,594	217
Beijing Chehui Hudong Guanggao Co., Ltd.	29,599	92,356	—
Beijing Xinyi Hudong Guanggao Co., Ltd.	37,935	39,919	—
Beijing Yiche Information Science and Technology Co., Ltd.	466	280	—
Shanghai Yiju Information Technology Co., Ltd.	76	142	—
Bite Shijie (Beijing) Keji Co., Ltd.	1,664	47	—
Total	79,763	138,497	5,222

(iii) Cost of manufacturing consignment

	For the Year Ended December 31,
	2019	2020	2021
Suzhou Zenlead XPT New Energy Technologies Co., Ltd	132,511	174,680	89,286

(iv) Purchase of raw material, property and equipment

	For the Year Ended December 31,
	2019	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	7,982	22,797	876,510
Nanjing Weibang Transmission Technology Co., Ltd.	34,220	114,329	213,867
Xunjie Energy (Wuhan) Co., Ltd	—	460	67,350
Total	42,202	137,586	1,157,727

(v) Sales of goods

	For the Year Ended December 31,
	2019	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	—	290,135	4,138,187
Beijing Yiche Interactive Advertising Co.,Ltd.	—	1,453	485
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	—	370
Shanghai Weishang Business Consulting Co., Ltd.	—	—	157
Beijing Bit Ep Information Technology Co., Ltd	—	4,402	—
Beijing Bitauto Interactive Technology Co., Ltd.	—	1,974	—
Beijing Yiche Information Science and Technology Co., Ltd.	—	525	—
Total	—	298,489	4,139,199

(vi) Acceptance of R&D and maintenance service

	For the Year Ended December 31,
	2019	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	341	1,449	7,265
Xunjie Energy (Wuhan) Co., Ltd.	—	—	929
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	—	1,953	—
Total	341	3,402	8,194

(vii) Loan from related party

	For the Year Ended December 31,
	2019	2020	2021
Beijing Bitauto Interactive Technology Co., Ltd.	—	260,000	—
Beijing Changxing Information Technology Co., Ltd.	25,799	—	—
Total	25,799	260,000	—

In 2019, the Company signed a loan agreement with Beijing Changxing Information Technology Co., Ltd. for a loan of RMB25,799 at an interest rate of 15%. As of December 31, 2020, the loan has been fully repaid by the Company.

In 2020, the Company signed loan agreements with Beijing Bitauto Interactive Technology Co., Ltd. for an aggregate loan amount of RMB260,000 at an interest rate of 6%. As of December 31, 2021, the loans have been fully repaid by the Company.

(viii) Sale of raw material, property and equipment

	For the Year Ended December 31,
	2019	2020	2021
Wistron Info Comm (Kunshan) Co., Ltd.	725	358	—
Wuhan Weineng Battery Assets Co., Ltd.	—	120	—
Total	725	478	—

(ix) Convertible notes issued to related parties and interest accrual

	For the Year Ended December 31,
	2019	2020	2021
Huang River Investment Limited	920,914	22,018	15,316
Serene View Investment Limited	614,926	101,927	—
Total	1,535,840	123,945	15,316

(x) Purchase of equity investee

	Year Ended December 31,
	2019	2020	2021
Weilan (Note 10)	—	—	50,000

(b) The Group had the following significant related party balances:

(i) Amounts due from related parties

	As of December 31,
	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	118,779	1,563,757
Nanjing Weibang Transmission Technology Co., Ltd.	509	268
Weilan (Note 10)	50,000	—
Kunshan Siwopu Intelligent Equipment Co., Ltd.	617	—
Total	169,905	1,564,025

In 2017, the Group provided a loan with the amount of RMB 50,000, to Weilan, an entity controlled by a principal shareholder and also the executive of the Company. As of December 31, 2021, RMB50,000 of the loan has been fully repaid by Weilan.

(ii) Amounts due to related parties

	As of December 31,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	11,986	426,420
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	273,982	165,219
Nanjing Weibang Transmission Technology Co., Ltd.	51,687	58,025
Xunjie Energy (Wuhan) Co., Ltd.	513	32,186
Wistron Info Comm (Kunshan) Co., Ltd.	3,007	2,339
Beijing Bit Ep Information Technology Co., Ltd.	1,768	1,350
Xtronics Innovation Ltd.	1,493	1,161
Beijing Yiche Interactive Advertising Co.,Ltd.	—	500
Beijing Yiche Information Science and Technology Co., Ltd.	167	—
Total	344,603	687,200

(iii) Short-term borrowing and interest payable

	As of December 31,
	2020	2021
Huang River Investment Limited	3,391	381,785

(iv) Long-term borrowings and interest payable

	As of December 31,
	2020	2021
Huang River Investment Limited	531,507	—